Securities Act Registration No. 333 -174926

Investment Company Act Registration No. 811 -22549

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.___ ☐

Post-Effective Amendment No. 467 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

Amendment No. 469 ☒

(Check appropriate box or boxes.)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: (402) 895-1600

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and Address of Agent for Service)

The Corporation Trust Company

Corporate Trust Center

251 Little Falls Drive

Wilmington, DE 19808

With copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	Richard Malinowski, Esq. Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2635

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐On (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On ___________ pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the Al Frank Fund, a series of the Trust.

This Post-Effective Amendment No. 467 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 463 to the Trust’s Registration Statement filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on April 24, 2020 (SEC Accession No 0001580642-20-001740.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 467 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on May 15, 2020.

NORTHERN LIGHTS FUND TRUST II

By: ________________________

      Kevin Wolf*

      Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on May 15, 2020.

.

Brian Nielsen*	Trustee & Chairman	May 15, 2020
Anthony Lewis*	Trustee	May 15, 2020
Keith Rhoades*	Trustee	May 15, 2020
Randy Skalla*	Trustee	May 15, 2020
Thomas Sarkany*	Trustee	May 15, 2020
Kevin Wolf*	President and Principal Executive Officer	May 15, 2020
Erik Naviloff*	Treasurer and Principal Financial Officer	May 15, 2020

*By: /s/ Allyson Stewart

Allyson Stewart, Attorney-in-fact*

* Attorney-in-Fact – pursuant to power of attorney incorporated by reference to Post-Effective Amendment No.351 (filed May 17, 2017) to Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

Index No.	Description of Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase